BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Schedule of Balances with Related Parties
Balance at December 31, 2022:

	Executive officers	Certain shareholders

Receivables	$-	$6
Other payables	$331	$47

Balance at December 31, 2021:

	Executive officers	Certain shareholders

Receivables	$-	$603
Other payables	$491	$-

Schedule of Benefits to Related Parties

	Year ended December 31,
	2022	2021	2020

Compensation to directors not employed by the Company or on its behalf	$262	$279	$268
Share-based compensation to directors not employed by the Company or on its behalf	83	106	21
	$345	$385	$289

Number of directors that received the above compensation by the Company	7	6	6

Schedule of Benefits to Key Executive Personnel

	Year ended December 31,
	2022	2021	2020

Salary and related benefits	$2,543	$2,429	$2,385
Share-based compensation	231	731	1,789

	$2,774	$3,160	$4,174

Number of people that received salary and benefits	12	11	11

Schedule of Transactions Related Party
For the year ended December 31, 2022:

	Executive officers	Certain shareholders
Revenues (see Note 5)	$-	$811
Other income	-	3,500
Participation in research and development expenses	-	1,898
Research and development expenses	570	297
Sales and marketing expenses	1,098	-
General and administrative expenses	$1,111	$-
For the year ended December 31, 2021:

	Executive officers	Certain shareholders
Revenues	$-	$329
Participation in research and development expenses	-	1,946
Research and development expenses	541	54
Sales and marketing expenses	1,210	-
General and administrative expenses	1,409	-
Financing expenses	$-	$212

For the year ended December 31, 2020:

	Executive officers	Certain shareholder
Revenues	$-	$500
Cost of revenues	-	17
Participation in research and development expenses	-	1,795
Research and development expenses	978	72
Sales and marketing expenses	1,756	-
General and administrative expenses	1,440	-
Financing expenses	$-	$1,944